Shareholder Report, Holdings (Details) - Fidelity Municipal Bond Opportunities ETF	Jan. 31, 2026
TS0Member
Holdings [Line Items]
Percent of Net Asset Value	12.20%
TS1Member
Holdings [Line Items]
Percent of Net Asset Value	9.50%
TS2Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
TS3Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
TS4Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
RS0Member
Holdings [Line Items]
Percent of Net Asset Value	23.30%
RS1Member
Holdings [Line Items]
Percent of Net Asset Value	19.20%
RS2Member
Holdings [Line Items]
Percent of Net Asset Value	15.20%
RS3Member
Holdings [Line Items]
Percent of Net Asset Value	8.80%
RS4Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
RS5Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
RS6Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
RS7Member
Holdings [Line Items]
Percent of Net Asset Value	9.20%
QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	6.40%
QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	38.60%
QDAMember
Holdings [Line Items]
Percent of Net Asset Value	30.90%
QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	11.10%
QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	2.30%
QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	6.40%
QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.20%